Property, Plant and Equipment (“PP&E”) (Details) - CAD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment (“PP&E”) [Abstract]
Capitalized to inventory	$ 0.8	$ 1.0